Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO (2)	COMPEN-SATION ACTUALLY PAID TO FIRST PEO (1)(6)	COMPEN-SATION ACTUALLY PAID TO SECOND PEO (2)(6)	AVERAGE SUMMARY COMPEN-SATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPEN-SATION ACTUALLY PAID TO NON-PEO NEOs (3)(6)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (5)	OPERATING INCOME (5)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN (4)
2022	$43,324,864	N/A	$43,851,203	N/A	$3,870,881	$3,932,610	$117	$128	$741,408	$909,278
2021	$18,105,568	N/A	$22,396,080	N/A	$1,835,603	$1,927,582	$104	$165	$650,024	$823,439
2020	$9,388,942	$8,706,434	$12,674,739	$(2,187,161)	$1,864,060	$291,026	$100	$130	$1,298	$9,679

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote [Text Block]	Mr. Zeitz, current PEO
(2)Mr. Levatich, former PEO
(3)Non-PEO NEOs: 2022 - Messrs. Krishnan and Krause and Mses. Goetter and O'Sullivan; 2021 - Messrs. Bryan Niketh and Krishnan and Mses. Goetter and O'Sullivan; 2020 - Messrs. Lawrence Hund, Mansfield, J. Darrell Thomas and Olin and Mses. Goetter, Anding and Michelle Kumbier

Peer Group Issuers, Footnote [Text Block]	S&P 400 Consumer Discretionary (Sector)
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT):

	Year	Summary Compensation Table total	Pension deductions from Summary Compensation Table total (i)	Equity deductions from Summary Compensation Table total (ii)	Pension benefit adjustments (iii)	Equity award adjustments (iv)	Compensation actually paid
First PEO	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
	2020	$9,388,942	$—	$(5,000,017)	$—	$8,285,814	$12,674,739
Second PEO	2020	$8,706,434	$(653,000)	$(5,454,199)	$564,066	$(5,350,462)	$(2,187,161)
Non-PEO NEOs	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
	2020	$1,864,060	$(107,714)	$(889,321)	$94,202	$(670,201)	$291,026
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed below.

	Year	Year-end fair value of equity awards granted during the year	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock awards not otherwise reflected in the fair value or total compensation	Total equity award adjustments
First PEO	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
	2020	$8,272,290	$—	$—	$—	$—	$13,524	$8,285,814
Second PEO	2020	$—	$(1,987,171)	$—	$(1,296,512)	$(1,885,363)	$(181,416)	$(5,350,462)
Non-PEO NEOs	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
	2020	$210,464	$(434,619)	$—	$(58,934)	$(363,463)	$(23,649)	$(670,201)

Non-PEO NEO Average Total Compensation Amount	$ 3,870,881	$ 1,835,603	$ 1,864,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,932,610	1,927,582	291,026
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT):

	Year	Summary Compensation Table total	Pension deductions from Summary Compensation Table total (i)	Equity deductions from Summary Compensation Table total (ii)	Pension benefit adjustments (iii)	Equity award adjustments (iv)	Compensation actually paid
First PEO	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
	2020	$9,388,942	$—	$(5,000,017)	$—	$8,285,814	$12,674,739
Second PEO	2020	$8,706,434	$(653,000)	$(5,454,199)	$564,066	$(5,350,462)	$(2,187,161)
Non-PEO NEOs	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
	2020	$1,864,060	$(107,714)	$(889,321)	$94,202	$(670,201)	$291,026
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed below.

	Year	Year-end fair value of equity awards granted during the year	Year-over-year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in year	Year-over-year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock awards not otherwise reflected in the fair value or total compensation	Total equity award adjustments
First PEO	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
	2020	$8,272,290	$—	$—	$—	$—	$13,524	$8,285,814
Second PEO	2020	$—	$(1,987,171)	$—	$(1,296,512)	$(1,885,363)	$(181,416)	$(5,350,462)
Non-PEO NEOs	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
	2020	$210,464	$(434,619)	$—	$(58,934)	$(363,463)	$(23,649)	$(670,201)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

•TSR is a performance measure the Human Resources Committee reviews when determining executive compensation and is included in the PVP Table above as required.
•Our standard performance shares include relative TSR as a measure. Further, the Aspirational Performance Shares granted in 2022 will only vest to the extent predetermined share price thresholds are achieved.
•This table illustrates the relationship between CAP and TSR.

Compensation Actually Paid vs. Net Income [Text Block]

•Net income is not a performance measure we use when setting executive compensation, but it is included in the PVP Table above as required.

•This table illustrates the relationship between CAP and net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

•The company-selected measure we used to link CAP to company performance during the most recently completed fiscal year is operating income.

•Operating income is the sole measure in our short-term incentive plan and, as an earning measure, is a driver of stock price performance.

•This illustrates the relationship between CAP and operating income.

Total Shareholder Return Amount	$ 117	104	100
Peer Group Total Shareholder Return Amount	128	165	130
Net Income (Loss)	$ 741,408,000	$ 650,024,000	$ 1,298,000
Company Selected Measure Amount	909,278,000	823,439,000	9,679,000
PEO Name	Mr. Zeitz	Mr. Zeitz
Additional 402(v) Disclosure [Text Block]	In 000's
Mr. Zeitz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 43,324,864	$ 18,105,568	$ 9,388,942
PEO Actually Paid Compensation Amount	43,851,203	22,396,080	$ 12,674,739
PEO Name			Mr. Zeitz
Mr. Levatich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,706,434
PEO Actually Paid Compensation Amount			$ (2,187,161)
PEO Name			(2)Mr. Levatich
PEO [Member] | Mr. Zeitz [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,407,535)	(12,435,030)	$ (5,000,017)
PEO [Member] | Mr. Zeitz [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,933,874	16,725,542	8,285,814
PEO [Member] | Mr. Zeitz [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	37,339,227	13,805,685	8,272,290
PEO [Member] | Mr. Zeitz [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,785,000	0	0
PEO [Member] | Mr. Zeitz [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Zeitz [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(379,887)	2,776,988	0
PEO [Member] | Mr. Zeitz [Member] | Equity Awards that Failed to Meet Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Zeitz [Member] | Value of Dividends or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	189,534	142,869	13,524
PEO [Member] | Mr. Levatich [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,454,199)
PEO [Member] | Mr. Levatich [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,350,462)
PEO [Member] | Mr. Levatich [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(653,000)
PEO [Member] | Mr. Levatich [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			564,066
PEO [Member] | Mr. Levatich [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Mr. Levatich [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,987,171)
PEO [Member] | Mr. Levatich [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Mr. Levatich [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,296,512)
PEO [Member] | Mr. Levatich [Member] | Equity Awards that Failed to Meet Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,885,363)
PEO [Member] | Mr. Levatich [Member] | Value of Dividends or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(181,416)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,914,845)	(417,538)	(889,321)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,976,574	505,097	(670,201)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(28,000)	(107,714)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		32,420	94,202
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,916,948	512,012	210,464
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	45,811	19,314	(434,619)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(633)	(32,934)	(58,934)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(363,463)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 14,448	$ 6,705	$ (23,649)